Share premium account	12 Months Ended
Dec. 31, 2024
Disclosure For Share Premium Account Explanatory [Abstract]
Share premium account	Note 32: Share premium account

	2024 £m	2023 £m	2022 £m
At 1 January	18,568	18,504	18,479
Issued under employee share schemes	117	64	25
Redemption of preference shares[1]	35	–	–
At 31 December	18,720	18,568	18,504
1During the year ended 31 December 2024, the Group redeemed all of its outstanding 6.475% Non-cumulative Preference Shares at their combined sterling value of £47 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £35 million was transferred from the distributable merger reserve to the share premium account.